Business Combinations - Consideration Transferred (Details) € in Millions, ¥ in Millions	Jan. 08, 2019 JPY (¥) shares	Jun. 08, 2018 EUR (€)	Apr. 30, 2018 JPY (¥)
Shire
Disclosure of detailed information about business combination [line items]
Cash	¥ 3,029,431
Equity of the Company (770,303,013 shares)	3,131,282
Cash for cash settled awards	52,622
Total	¥ 6,213,335
Equity issued (in shares) | shares	770,303,013
TiGenix
Disclosure of detailed information about business combination [line items]
Cash			¥ 67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date			2,684
Total		€ 470.2	¥ 70,003